Capital Management, Corporate Governance Transparency Policy and Risk Management - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($) Board_member Branches	Dec. 31, 2024 ARS ($)
Disclosure of detailed information about financial instruments [line items]
Number of board of directors | Board_member	13
Number of independent directors | Board_member	5
Number of branches | Branches	444
Percentage of high liquidity assets portfolio	25.00%
Percentage of confidence level	99.00%	99.00%
Probability Of Default Estimated Life	12 months
Expected credit loss rate	99.90%
Percentage Of Credit Rating	45.00%
Amortized costs of financial assets modified during the period | $	$ 127,305,343	$ 19,797,981
Net modification | $	$ 23,003,607	$ 632,911
Residual value risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of confidence level	99.00%
Volatility Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of confidence level	99.00%
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of confidence level	99.90%
Medium Sized Segments Of Comparable Commercial Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Consumption Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Payment made by refinanced customers as a percentage of capital owed	20.00%
Maximum Average Term [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	99.90%
Maximum Average Term [member] | No Low Risk Customer [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days
Maximum Average Term [member] | Nonlow Risk [Member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	30 days
Bottom of range [member] | No Low Risk Customer [Member] | Stage 2 [Member] | Consumption Portfolio And Comparable Commercial Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Number of arrear days upon impairment	90 days